Goodwill and Intangible Assets (Narrative) (Detail) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) Unit	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Number of reporting units | Unit			4
Goodwill	$ 264,826		$ 264,826		$ 264,826
Accumulated goodwill impairment	376,483		376,483
Finite-lived intangible assets	44,276		44,276		49,648
Amortization of Intangible Assets	1,800	$ 2,000	$ 5,400	$ 6,100
Customer Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Period of amortization of intangible assets			5 years
Customer Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Period of amortization of intangible assets			12 years
TES
Finite-Lived Intangible Assets [Line Items]
Number of reporting units | Unit			1
Goodwill	92,926		$ 92,926
Accumulated goodwill impairment	132,408		132,408
Finite-lived intangible assets	33,145		$ 33,145		36,538
LTL
Finite-Lived Intangible Assets [Line Items]
Number of reporting units | Unit			1
Goodwill	0		$ 0
Accumulated goodwill impairment	197,312		197,312
Finite-lived intangible assets	614		$ 614		750
Ascent
Finite-Lived Intangible Assets [Line Items]
Number of reporting units | Unit			2
Goodwill	171,900		$ 171,900
Accumulated goodwill impairment	46,763		46,763
Finite-lived intangible assets	10,517		10,517		$ 12,360
Adjustments | TES
Finite-Lived Intangible Assets [Line Items]
Accumulated goodwill impairment	25,100		25,100
Finite-lived intangible assets	300		300
Adjustments | TES And Ascent
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 5,800		$ 5,800